COMMON STOCK AND DIVIDENDS, Dividends distribution (Details) - ARS ($) $ / shares in Units, $ in Thousands	Sep. 06, 2018	Aug. 08, 2018	Jul. 06, 2018
COMMON STOCK AND DIVIDENDS [Abstract]
Amount	$ 1,754,326	$ 1,449,300	$ 1,125,562
Amount per share (in dollars per share)	$ 2.2081	$ 1.8242	$ 1.4167